Cover	6 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	ESPORTS ENTERTAINMENT GROUP, INC.
Entity Central Index Key	0001451448
Entity Primary SIC Number	7900
Entity Tax Identification Number	26-3062752
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Block 6
Entity Address, Address Line Two	Triq Paceville
Entity Address, City or Town	St. Julians
Entity Address, Postal Zip Code	STJ 3109
City Area Code	356
Local Phone Number	2713-1276
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false